Equity method investments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Jul. 24, 2020	Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Oncacare Limited	$ 4,817		$ 4,817		$ 4,900	$ 0
Equity method investment, ownership percentage (percentage)	49.00%		49.00%
Equity method investment, majority ownership percentage (percentage)	51.00%		51.00%
Equity method investment, period majority voting share capital can be sold to the company			18 months
Payments to Acquire Equity Method Investments			$ 2,450	$ 0
Loss on equity method investments	$ 83	$ 0	$ 83	$ 0